Debt instruments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Repurchase Agreements	R$ 84,894,642	R$ 61,802,969
Operations guarantees in B3 S.A. - Brasil, Bolsa, Balcão (B3 S.A.)	22,083,244	16,924,556
Linked to judicial deposits and other guarantees	12,736,275	18,283,802
Total	R$ 119,714,161	R$ 97,011,327